Earnings Per Share (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Basic
Profit for the year of continuing operations attributable to equity holders of the parent	$ (26,083)	$ (1,013)	$ (3,791)
Profit for the year of discontinued operations attributable to equity holders of the parent	468	15,740	2,671
Profit for the year attributable to equity holders of the parent	$ (25,615)	$ 14,727	$ (1,120)
Weighted average number of ordinary shares outstanding	575	575	575
Basic earnings per share	$ (44.55)	$ 25.61	$ (1.95)